Loans Payable – Related Parties - Schedule of Promissory Notes (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Promissory Notes [Line Items]
Consideration of cash proceeds	$ 1,353,639	$ 1,353,639
October 2023 [Member]
Schedule of Promissory Notes [Line Items]
Consideration of cash proceeds	199,000	199,000
December 2023 [Member]
Schedule of Promissory Notes [Line Items]
Consideration of cash proceeds	424,000	424,000
January 2024 [Member]
Schedule of Promissory Notes [Line Items]
Consideration of cash proceeds	25,000	25,000
February 2024 [Member]
Schedule of Promissory Notes [Line Items]
Consideration of cash proceeds	188,000	188,000
March 2024 [Member]
Schedule of Promissory Notes [Line Items]
Consideration of cash proceeds	80,000	80,000
April 2024 [Member]
Schedule of Promissory Notes [Line Items]
Consideration of cash proceeds	31,000	31,000
May 2024 [Member]
Schedule of Promissory Notes [Line Items]
Consideration of cash proceeds	100,000	100,000
June 2024 [Member]
Schedule of Promissory Notes [Line Items]
Consideration of cash proceeds	120,500	120,500
July 2024 [Member]
Schedule of Promissory Notes [Line Items]
Consideration of cash proceeds	59,000	59,000
August 2024 [Member]
Schedule of Promissory Notes [Line Items]
Consideration of cash proceeds	58,000	58,000
September 2024 [Member]
Schedule of Promissory Notes [Line Items]
Consideration of cash proceeds	$ 69,139	$ 69,139